DIVIDEND DECLARATION	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
DIVIDEND DECLARATION	NOTE 17. DIVIDEND DECLARATION During the years ended September 30, 2023, 2024, and 2025, no dividends were declared by the Group to its shareholder.